UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3346

Oppenheimer Series Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 1/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS January 31, 2018 Unaudited

	Shares	Value
Common Stocks—97.9%
Consumer Discretionary—7.0%
Automobiles—0.7%
General Motors Co.	364,510	$ 15,458,869
Hotels, Restaurants & Leisure—1.2%
Carnival Corp.	241,700	17,308,137
Wyndham Worldwide Corp.	72,280	8,972,117
		26,280,254
Household Durables—1.0%
Lennar Corp., Cl. A	157,510	9,869,577
Whirlpool Corp.	63,307	11,485,156
		21,354,733
Media—1.3%
DISH Network Corp., Cl. A1	267,910	12,564,979
Walt Disney Co. (The)	154,342	16,772,345
		29,337,324
Multiline Retail—1.4%
Target Corp.	419,710	31,570,586
Textiles, Apparel & Luxury Goods—1.4%
Hanesbrands, Inc.	971,370	21,098,156
Tapestry, Inc.	235,650	11,084,976
		32,183,132
Consumer Staples—7.3%
Beverages—1.8%
Coca-Cola Co. (The)	436,970	20,795,402
Coca-Cola European Partners plc	490,850	19,712,536
		40,507,938
Food & Staples Retailing—1.9%
Wal-Mart Stores, Inc.	401,530	42,803,098
Household Products—2.5%
Procter & Gamble Co. (The)	283,080	24,441,127
Weatherford International plc[1]	7,834,290	30,867,103
		55,308,230
Tobacco—1.1%
Philip Morris International, Inc.	222,830	23,894,061

	Shares	Value
Energy—11.1%
Energy Equipment & Services—1.2%
Halliburton Co.	525,233	$ 28,205,012
Oil, Gas & Consumable Fuels—9.9%
Chevron Corp.	500,436	62,729,653
Concho Resources, Inc.[1]	142,150	22,380,096
ConocoPhillips	557,748	32,801,160
Enbridge, Inc.	689,097	25,241,623
Phillips 66	170,172	17,425,613
Suncor Energy, Inc.	1,668,730	60,491,462
		221,069,607
Financials—30.8%
Capital Markets—7.2%
Ameriprise Financial, Inc.	140,710	23,737,777
BlackRock, Inc., Cl. A	56,790	31,904,622
Goldman Sachs Group, Inc. (The)	150,510	40,320,124
Morgan Stanley	465,820	26,342,121
Nasdaq, Inc.	472,240	38,208,938
		160,513,582
Commercial Banks—16.6%
Bank of America Corp.	3,868,660	123,797,120
Citigroup, Inc.	763,200	59,895,936
JPMorgan Chase & Co.	1,020,110	117,996,124
KeyCorp	1,497,560	32,047,784
Zions Bancorporation	708,200	38,264,046
		372,001,010
Insurance—3.3%
Aon plc	66,600	9,468,522
Hartford Financial Services Group, Inc. (The)	539,270	31,687,505
MetLife, Inc.	328,130	15,773,209
XL Group Ltd.	473,920	17,459,213
		74,388,449
Real Estate Investment Trusts (REITs)—3.7%
Crown Castle International Corp.	287,840	32,459,717
Digital Realty Trust, Inc.	117,960	13,205,622
Invitation Homes, Inc.	410,670	9,235,968

1        OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Investment Trusts (REITs) (Continued)
Prologis, Inc.	423,430	$ 27,569,527
		82,470,834
Health Care—12.3%
Biotechnology—1.3%
Amgen, Inc.	120,030	22,331,581
Gilead Sciences, Inc.	87,530	7,335,014
		29,666,595
Health Care Equipment & Supplies—3.5%
Abbott Laboratories	244,020	15,168,283
Boston Scientific Corp.[1]	524,410	14,662,504
Danaher Corp.	259,494	26,281,552
Zimmer Biomet Holdings, Inc.	181,220	23,036,687
		79,149,026
Health Care Providers & Services—3.2%
UnitedHealth Group, Inc.	296,811	70,278,909
Life Sciences Tools & Services—0.9%
Thermo Fisher Scientific, Inc.	93,480	20,949,803
Pharmaceuticals—3.4%
Bristol-Myers Squibb Co.	354,250	22,176,050
Mylan NV1	124,200	5,321,970
Pfizer, Inc.	1,294,660	47,954,206
		75,452,226
Industrials—11.6%
Aerospace & Defense—2.1%
Lockheed Martin Corp.	133,210	47,269,568
Air Freight & Couriers—1.9%
FedEx Corp.	54,430	14,286,786
XPO Logistics, Inc.[1]	305,400	28,841,976
		43,128,762
Airlines—0.5%
Southwest Airlines Co.	182,120	11,072,896
Commercial Services & Supplies—1.1%
Waste Management, Inc.	275,190	24,335,052
Construction & Engineering—1.2%
Fluor Corp.	443,270	26,906,489

	Shares	Value
Industrial Conglomerates—0.7%
Siemens AG, Sponsored ADR	193,780	$ 14,775,725
Machinery—3.5%
Caterpillar, Inc.	213,570	34,764,925
PACCAR, Inc.	152,350	11,359,216
Parker-Hannifin Corp.	155,455	31,311,746
		77,435,887
Road & Rail—0.6%
Kansas City Southern	125,720	14,222,704
Information Technology—10.3%
Communications Equipment—1.8%
Cisco Systems, Inc.	965,790	40,118,917
Electronic Equipment, Instruments, &
Components—1.3%
TE Connectivity Ltd.	169,037	17,331,364
Zebra Technologies Corp., Cl. A1	97,970	12,065,985
		29,397,349
Internet Software & Services—0.8%
Alphabet, Inc., Cl. A1	14,190	16,775,702
IT Services—1.1%
First Data Corp., Cl. A1	1,391,240	24,624,948
Semiconductors & Semiconductor Equipment—2.6%
Broadcom Ltd.	50,354	12,489,302
Marvell Technology Group Ltd.	1,080,740	25,213,664
Texas Instruments, Inc.	184,610	20,246,179
		57,949,145
Software—2.7%
Microsoft Corp.	363,980	34,581,740
Synopsys, Inc.[1]	284,920	26,386,441
		60,968,181
Materials—2.8%
Chemicals—1.7%
Eastman Chemical Co.	380,355	37,723,609
Containers & Packaging—1.1%
WestRock Co.	363,560	24,224,003

2        OPPENHEIMER VALUE FUND

	Shares	Value
Telecommunication Services—1.8%
Diversified Telecommunication Services—1.8%
AT&T, Inc.	1,053,080	$ 39,437,846
Utilities—2.9%
Electric Utilities—2.9%
Edison International	434,560	27,173,037
Entergy Corp.	294,680	23,188,369
NextEra Energy, Inc.	88,553	14,028,566
		64,389,972
Total Common Stocks (Cost $1,604,572,303)		2,187,600,033

	Shares	Value
Investment Company—1.6%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.26%[2,3] (Cost $35,117,482)	35,117,482	$35,117,482
Total Investments, at Value (Cost $1,639,689,785)	99.5%	2,222,717,515
Net Other Assets (Liabilities)	0.5	12,120,013

Net Assets	100.0%	$2,234,837,528

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield at period end.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares October 31, 2017	Gross Additions	Gross Reductions	Shares January 31, 2018
Oppenheimer Institutional Government Money Market Fund, Cl. E	32,591,527	82,564,460	80,038,505	35,117,482

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$35,117,482	$20,694	$—	$—

3        OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS January 31, 2018 Unaudited

1. Organization

Oppenheimer Value Fund (the “Fund”), a series of Oppenheimer Series Fund, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee

4        OPPENHEIMER VALUE FUND

2. Securities Valuation (Continued)

considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$156,184,898	$—	$—	$156,184,898
Consumer Staples	162,513,327	—	—	162,513,327
Energy	249,274,619	—	—	249,274,619

5        OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Common Stocks (Continued)
Financials	$689,373,875	$—	$—	$ 689,373,875
Health Care	275,496,559	—	—	275,496,559
Industrials	259,147,083	—	—	259,147,083
Information Technology	229,834,242	—	—	229,834,242
Materials	61,947,612	—	—	61,947,612
Telecommunication Services	39,437,846	—	—	39,437,846
Utilities	64,389,972	—	—	64,389,972
Investment Company	35,117,482	—	—	35,117,482

Total Assets	$2,222,717,515	$—	$—	$ 2,222,717,515

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

6        OPPENHEIMER VALUE FUND

3. Investments and Risks (Continued)

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price

7        OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

typically indicate lower volatility risk.

8        OPPENHEIMER VALUE FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Series Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/16/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	3/16/2018